As filed with the Securities and Exchange Commission on or about May 18, 2015

Registration No. 333-15881
Investment Company Act File No. 811-07917

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N-1A

Registration Statement Under The Securities Act Of 1933	[X]
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 58	[X]
Registration Statement Under The Investment Company Act Of 1940	[X]
Amendment No. 59	[X]

WILSHIRE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California  90401
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (310) 451-3051

(Name and Address of Agent for Service) Jason Schwarz c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b);
[X]	on May 18, 2015 pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on _______ pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2);
[ ]	on _______ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 58 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 57 filed April 29, 2015, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 58 to the Registration Statement under 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 58 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California, on the 18th day of May, 2015.

WILSHIRE VARIABLE INSURANCE TRUST

By:	/s/ Jason Schwarz
Jason A. Schwarz, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 58 to the registration statement has been signed below on May 18, 2015 by the following persons in the capacities indicated.

	Signature	Title	Date

	Roger Formisano*	Trustee	May 18, 2015
Roger Formisano

	Edward Gubman*	Trustee	May 18, 2015
Edward Gubman

	Suanne K. Luhn*	Trustee	May 18, 2015
Suanne K. Luhn

	/s/ John Hindman	Trustee	May 18, 2015
John Hindman

	George J. Zock*	Trustee	May 18, 2015
George J. Zock

	/s/ Michael Wauters	Treasurer	May 18, 2015
Michael Wauters

	/s/ Jason Schwarz	President	May 18, 2015
Jason A. Schwarz

*By:	/s/ Michael Wauters		May 18, 2015
Michael Wauters
As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed or filed herewith.